Borrowings (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Current [abstract]
Term bank loans (Refer note 1 below)	₨ 387,810		₨ 260,632
Other working capital facilities (Refer note 2 below)	476,245		1,645,971
Borrowings from others (Refer note 3 below)	608,122		622,641
Current borrowings and current portion of non-current borrowings	1,472,177		2,529,244
Non current [abstract]
Term bank loans (Refer note 1 below)	1,157,173		660,473
Borrowings from others (Refer note 3 below)	856,515		221,361
Non-current portion of non-current borrowings	₨ 2,013,688	$ 30,961	₨ 881,834